UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



  /s/ Steven J. Hulme         La Crosse, Wisconsin      October 12, 2000
_________________________     ____________________     ___________________
       (Signature)                (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 62

Form 13F Information Table Value Total:     $92,543,331.83

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                       FORM 13F INFORMATION TABLE


                              Title                  Fair
                               of                    Market     Shares/   SH/  Put/  Investmt    Other          Voting Authority
Name of Issuer                Class     CUSIP        Value      PRN AMT   PRN  Call   Dscretn   Managers     Sole     Share    None
ADC Telecommunications Inc.    COM     000886101    806,730.00  30,000    SH           Sole                  30,000
AES Corp.                      COM     00130H105  1,781,416.00  26,000    SH           Sole                  26,000
AT&T Corp.                     COM     001957109    925,312.50  31,500    SH           Sole                  31,500
AXA Financial Inc.             COM     002451102  2,190,334.00  43,000    SH           Sole                  43,000
Abbott Labs                    COM     002824100  1,854,957.00  39,000    SH           Sole                  39,000
Albertsons Inc.                COM     013104104  1,113,000.00  53,000    SH           Sole                  53,000
Allstate Corp.                 COM     020002101  2,293,500.00  66,000    SH           Sole                  66,000
Bank of America Corp.          COM     060505104  1,466,500.00  28,000    SH           Sole                  28,000
Bank One Corp.                 COM     06423A103  1,484,457.00  39,000    SH           Sole                  39,000
Burlington Northern
 Santa Fe Corp.                COM     12189T104  1,401,595.00  65,000    SH           Sole                  65,000
Calpine Corp.                  COM     131347106  2,296,602.00  22,000    SH           Sole                  22,000
Cardinal Health Inc.           COM     14149Y108  2,910,204.00  33,000    SH           Sole                  33,000
Cendant Corp.                  COM     151313103    674,250.00  62,000    SH           Sole                  62,000
Chase Manhattan Corp.          COM     16161A108  1,091,191.50  23,625    SH           Sole                  23,625
Citigroup Inc.                 COM     172967101  1,730,016.00  32,000    SH           Sole                  32,000
Coastal Corp.                  COM     190441105  2,816,750.00  38,000    SH           Sole                  38,000
Compaq Computer Corp.          COM     204493100  1,706,240.00  62,000    SH           Sole                  62,000
Computer Associates
 International                 COM     204912109    658,138.00  26,000    SH           Sole                  26,000
ConAgra Foods Inc.             COM     205887102  1,605,040.00  80,000    SH           Sole                  80,000
Dell Computer Corp.            COM     247025109  1,078,455.00  35,000    SH           Sole                  35,000
Delta Airlines Inc.            COM     247361108  1,242,500.00  28,000    SH           Sole                  28,000
Eastman Kodak Co.              COM     277461109  1,062,750.00  26,000    SH           Sole                  26,000
Eaton Corp.                    COM     278058102  1,170,875.00  19,000    SH           Sole                  19,000
Edison International           COM     281020107    869,940.00  45,000    SH           Sole                  45,000
Emerson Electric Co.           COM     291011104  1,541,000.00  23,000    SH           Sole                  23,000
Federal National
 Mortgage Assoc.               COM     313586109  1,501,500.00  21,000    SH           Sole                  21,000
Federated Department
 Stores Inc.                   COM     31410H101    914,375.00  35,000    SH           Sole                  35,000
First Data Corp.               COM     319963104    976,575.00  25,000    SH           Sole                  25,000
Fleetboston Financial Corp.    COM     339030108  1,905,189.00  48,851    SH           Sole                  48,851


Ford Motor Co.                 COM     345370100    913,843.50  35,837    SH           Sole                  35,837
Gap Inc.                       COM     364760108    684,250.00  34,000    SH           Sole                  34,000
Gateway Inc.                   COM     367626108  1,254,500.00  26,000    SH           Sole                  26,000
General Dynamics Corp.         COM     369550108  1,570,325.00  25,000    SH           Sole                  25,000
Heinz (H J) Co.                COM     423074103    926,575.00  25,000    SH           Sole                  25,000
Home Depot Inc.                COM     437076102  1,641,078.00  31,000    SH           Sole                  31,000
Honeywell International Inc.   COM     438516106    890,625.00  25,000    SH           Sole                  25,000
Intel Corp.                    COM     458140100    997,512.00  24,000    SH           Sole                  24,000
Kimberly Clark Corp.           COM     494368103  1,458,114.63  26,125    SH           Sole                  26,125
Merck & Co. Inc.               COM     589331107  1,712,074.00  23,000    SH           Sole                  23,000
Metlife Inc.                   COM     59156R108  1,837,500.00  70,000    SH           Sole                  70,000
Microsoft Corp.                COM     594918104  1,507,825.00  25,000    SH           Sole                  25,000
Micron Technology Inc.         COM     595112103    920,000.00  20,000    SH           Sole                  20,000
Morgan (J P) & Co.             COM     616880100  1,797,125.00  11,000    SH           Sole                  11,000
Morgan Stanley Dean
 Witter Discover               COM     617446448  2,011,636.00  22,000    SH           Sole                  22,000
Motorola Inc.                  COM     620076109  1,268,500.00  43,000    SH           Sole                  43,000
Parker Hannifin Corp.          COM     701094104    810,000.00  24,000    SH           Sole                  24,000
Philip Morris Co. Inc.         COM     718154107  1,736,842.00  59,000    SH           Sole                  59,000
Reliant Energy Inc.            COM     75952J108  1,720,500.00  37,000    SH           Sole                  37,000
SBC Communications Inc.        COM     78387G103  2,194,500.00  44,000    SH           Sole                  44,000
Sears Roebuck & Co.            COM     812387108  1,685,840.00  52,000    SH           Sole                  52,000
Solectron Corp.                COM     834182107  1,891,125.00  41,000    SH           Sole                  41,000
Tellabs Inc.                   COM     879664100  1,480,250.00  31,000    SH           Sole                  31,000
Tenet Healthcare Corp.         COM     88033G100  2,004,090.00  55,000    SH           Sole                  55,000
Tyco International Ltd.        COM     902124106  1,660,000.00  32,000    SH           Sole                  32,000
United Health Group Inc.       COM     91324P102  2,295,937.50  23,250    SH           Sole                  23,250
United Technologies Corp.      COM     913017109  1,595,625.00  23,000    SH           Sole                  23,000
USX-Marathon Group             COM     902905827  1,503,875.00  53,000    SH           Sole                  53,000
Verizon Communications Inc.    COM     92343V104  1,181,887.20  24,400    SH           Sole                  24,400
Washington Mutual Inc.         COM     939322103  2,269,341.00  57,000    SH           Sole                  57,000
Wells Fargo & Co (New)         COM     949746101  1,745,644.00  38,000    SH           Sole                  38,000


Willamette Industries Inc.     COM     969133107  1,092,000.00  39,000    SH           Sole                  39,000
WorldCom Inc.                  COM     98157D106  1,215,000.00  40,000    SH           Sole                  40,000

GRAND TOTAL                                      92,543,331.83
